Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Inventories

	December 31, 2019	December 31, 2018
	€m	€m
Raw materials and consumables	86.8	81.6
Work in progress	48.3	50.7
Finished goods and goods for resale	188.1	210.2
Total inventories	323.2	342.5

During the year ended December 31, 2019, €9.0 million (year ended December 31, 2018 €7.1 million, year ended December 31, 2017: €7.6 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories.